Pension and other post-employment benefit plans (Detail 3) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		$ 775	$ 949
Major pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		671	825
of which: Swiss plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		0	0
of which: UK plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		160	275
of which: US and German plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[1]	511	550
US plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		137	153
German plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		374	398
Post-employment medical insurance plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		62	88
of which: UK medical insurance plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		22	27
of which: US medical insurance plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		40	61
Remaining plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		42	36
UBS AG
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		773	948
UBS AG | Major pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		671	825
UBS AG | of which: Swiss plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		0	0
UBS AG | of which: UK plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		160	275
UBS AG | of which: US and German plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability	[2]	511	550
UBS AG | US plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		137	153
UBS AG | German plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		374	398
UBS AG | Post-employment medical insurance plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		62	88
UBS AG | of which: UK medical insurance plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		22	27
UBS AG | of which: US medical insurance plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		40	61
UBS AG | Remaining plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit pension and post-employment liability		$ 40	$ 35

[1]
Of the total liability recognized as of 31 December 2018, USD 137 million related to US plans and USD 374 million related to German plans (31 December 2017: USD 153 million and USD 398 million, respectively).

[2]
Of the total liability recognized as of 31 December 2018, USD 137 million related to US plans and USD 374 million related to German plans (31 December 2017: USD 153 million and USD 398 million, respectively).